CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Apr. 30, 2014
Convertible Debt [Member] | Litigation with Former Shareholders of Dmg [Member] | Settlement Agreement and Subscription Agreement and Note Instrument [Member]
Debt Instrument [Line Items]
Principal amount			$ 5,800,000
Weighted average interest rate	6.935%	6.67%
Default interest amount	$ 193,223
Derivative Financial Instruments, Liabilities [Member]
Debt Instrument [Line Items]
Risk-free interest rates	6.67%	6.67%
Debt Instrument, Redemption, Period Four [Member] | Convertible Debt [Member] | Litigation with Former Shareholders of Dmg [Member] | Settlement Agreement and Subscription Agreement and Note Instrument [Member]
Debt Instrument [Line Items]
Expected redemption amount on each anniversary			165,000,000
Debt Instrument, Redemption, Period Five [Member] | Convertible Debt [Member] | Litigation with Former Shareholders of Dmg [Member] | Settlement Agreement and Subscription Agreement and Note Instrument [Member]
Debt Instrument [Line Items]
Expected redemption amount on each anniversary			16,000,000
Debt Instrument Redemption Period Six [Member] | Convertible Debt [Member] | Litigation with Former Shareholders of Dmg [Member] | Settlement Agreement and Subscription Agreement and Note Instrument [Member]
Debt Instrument [Line Items]
Expected redemption amount on each anniversary			3,000,000
Debt Instrument, Redemption, Period Two [Member] | Convertible Debt [Member] | Litigation with Former Shareholders of Dmg [Member] | Settlement Agreement and Subscription Agreement and Note Instrument [Member]
Debt Instrument [Line Items]
Expected redemption amount on each anniversary			5,000,000
Debt Instrument, Redemption, Period Three [Member] | Convertible Debt [Member] | Litigation with Former Shareholders of Dmg [Member] | Settlement Agreement and Subscription Agreement and Note Instrument [Member]
Debt Instrument [Line Items]
Expected redemption amount on each anniversary			135,000,000
Debt Instrument, Redemption, Period One [Member] | Convertible Debt [Member] | Litigation with Former Shareholders of Dmg [Member] | Settlement Agreement and Subscription Agreement and Note Instrument [Member]
Debt Instrument [Line Items]
Expected redemption amount on each anniversary			$ 4,000,000